Subsidiary guarantee information - Balance sheet related (Details 3) - CHF (SFr) SFr in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Assets
Cash and Cash Equivalents, at Carrying Value	SFr 101,044	SFr 99,314	SFr 109,510	[1]	SFr 121,066
Interest-bearing deposits with banks	673	1,074
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	106,997	117,095
Securities received as collateral	40,219	41,696
Trading assets	153,895	133,859
Investment securities	1,004	1,477
Other investments	5,634	4,824
Net loans	304,025	292,875
Goodwill	3,960	4,056
Other intangible assets	291	219
Brokerage receivables	35,648	38,907
Other assets	37,069	36,673
Total assets	790,459	772,069
Liabilities and equity
Due to banks	16,742	15,220
Customer deposits	384,950	365,263
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	27,641	24,623
Obligation to return securities received as collateral	40,219	41,696
Trading liabilities	38,186	42,171
Short-term borrowings	28,869	22,419
Long-term debt	151,000	153,433
Brokerage payables	25,683	30,923
Other liabilities	30,406	30,327
Total liabilities	743,696	726,075
Total shareholders' equity	46,120	45,296
Noncontrolling interests	643	698
Total equity	46,763	45,994	SFr 43,550		SFr 43,858
Total liabilities and equity	SFr 790,459	SFr 772,069

[1]	Includes restricted cash.